Share Repurchases	6 Months Ended
Jun. 30, 2011
Share Repurchases
Share Repurchases
NOTE 4 – SHARE REPURCHASES

During the second quarter of 2011, we paid $101.4 million to purchase 6.3 million shares of our common stock in open market purchases. These purchases complete our $610 million share repurchase authorization.